STATE STREET.

100 Huntington Avenue
Tower 2, Floor 3
Mail Stop CPH0326
Boston, MA 02116

October 4, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

VIA EDGAR

RE: Transamerica Series Trust (the "Registrant")
(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant's Prospectus and Statement of Additional Information, each dated September 29, 2017, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 142) (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on September 29, 2017 via EDGAR (Accession Number0001193125-17-298973).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-3405.

Very truly yours,

/s/ Daniel Bulger
Daniel Bulger
Vice President and Counsel
State Street Bank and Trust Company